Derivatives Instruments (Realized and Unrealized Gains (Losses) with Respect to HFT Derivatives) (Details) - HFT derivatives - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses) with respect to HFT derivatives	$ (138)	$ 200
Operating revenues | Power | Non-Regulated
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses) with respect to HFT derivatives	4	(1)
Operating revenues | Natural gas | Non-Regulated
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses) with respect to HFT derivatives	(142)	205
Fuel for generation and purchased power | Power | Non-Regulated
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses) with respect to HFT derivatives	$ 0	$ (4)